Description of Business (Details) - IPO [Member] $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Aug. 03, 2023 $ / shares shares	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)
Description of Business [Line Items]
Shares issued and sold | shares	1,666,667
Price per share | $ / shares	$ 9
Net proceeds		¥ 1,463,714	$ 9,291